Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Changes in Provision for Product Warranties

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2011 are as follow:

	Yen (millions)
	2010	2011
Balance at beginning of year	¥233,979	¥226,038
Warranty claims paid during the period	(86,886)	(82,080)
Liabilities accrued for warranties issued during the period	79,520	84,920
Changes in liabilities for pre-existing warranties during the period	(3,571)	(3,550)
Foreign currency translation	2,996	(11,385)

Balance at end of year	¥226,038	¥213,943